SCHEDULE OF CHANGES IN COMMON STOCK WARRANTS (Details) - Warrant [Member] - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance
Exercise price, beginning balance
Aggregate intrinsic value of vested warrants outstanding beginning balance
Weighted-average exercise price, outstanding beginning balance
Warrants acquired concurrent with the Titan Merger		108,734
Weighted-average remaining contractual life, assumed		9 months 10 days
Aggregate intrinsic value of vested warrants assumed		$ 57,296
Weighted-average exercise price, assumed		$ 8.31
Warrants granted
Exercise price, Warrants granted
Warrants exercised/exchanged
Exercise price, Warrants exercised/exchanged
Warrants expired/cancelled
Exercise price, Warrants expired/cancelled
Ending balance		108,734
Exercise price, Ending balance
Weighted-average remaining contractual life, outstanding ending balance		9 months 10 days
Aggregate intrinsic value of vested warrants outstanding ending balance		$ 57,296
Weighted-average exercise price, outstanding ending balance		$ 8.31
Exercisable at ending		106,907
Exercisable price per share
Weighted-average remaining contractual life, exercisable ending balance		10 months 17 days
Exercisable Aggregate Intrinsic Value		$ 54,389
Exercisable weighted price per share		$ 9.45
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, Warrants assumed		0.008
Exercise price, Ending balance		0.008
Exercisable price per share		$ 0.008
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, Warrants assumed		16.00
Exercise price, Ending balance		16.00
Exercisable price per share		$ 16.00